S000004315 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Developed ex US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.25%	4.42%	5.13%
S&P Europe 350 (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	5.17%	5.14%
iShares Europe ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.71%	5.03%	4.90%
Performance Inception Date					Jul. 25, 2000
iShares Europe ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	4.45%	4.38%
iShares Europe ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	3.96%	3.96%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.